Other non-current assets (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Other non-current assets [Abstract]
Employee benefit deposit	$ 17.9	$ 33.4
Long-term rent deposits	5.3	4.9
Long-term prepaid expenses	2.3	4.5
Net investment in finance sub-leases	5.5	0.0
Other	0.8	1.2
Other non-current assets	31.8	44.0	[1]
Germany [Member]
Other non-current assets [Abstract]
Employee benefit deposit		16.4
Israel [Member]
Other non-current assets [Abstract]
Employee benefit deposit	12.8	11.9
Italy [Member]
Other non-current assets [Abstract]
Employee benefit deposit	2.4	2.4
Netherlands [Member]
Other non-current assets [Abstract]
Employee benefit deposit	$ 2.7	$ 2.7

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.